Non-Trading Securities (Narrative) (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012 Security	Sep. 30, 2011	Sep. 30, 2012 Security	Sep. 30, 2011	Mar. 31, 2012 Security
Insurance subsidiary [Member]
Schedule of available-for-sale securities [Line items]
Non-trading securities disposed	¥ 245,143	¥ 106,857	¥ 341,757	¥ 110,297
Non-trading securities realized gain	3,820	1,275	5,081	1,484
Total proceeds received from disposals	248,093	108,085	345,829	111,601
Non-trading securities realized loss	870		1,009
Total number of non-trading securities in an unrealized loss position	100		100		70
Other-than-temporary impairment losses recognized	2,974		4,808
Other-than-temporary impairment losses recognized within other comprehensive income (loss)	¥ 38		¥ 376